FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:  12/31/97

Is this a transition report?  N

Is this an amendment to a previous filing?  N


1.  A.  Registrant Name:  PLI Funds Investment Plans

B.  File Number:  811-769

C.  Telephone Number:  713-260-9065

2.  A.  Street:  5847 San Felipe, Suite 4100

B.  City:  Houston  C.  Tx  D.  77057

3.  Is this the first filing on this form by registrant?  N

4.  Is this the last filing on this form by registrant?  N

5.  Is Registrant a small business investment company(SBIC)?  Y

6.  Is Registrant a unit investment trust(UIT)?  Y

7.  A.  Is Registrant a series or multiple portfolio company?  N

B. How many separate series or portfolios did Registrant have at the end of the period?

27. List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at of near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any:

				Number of		Total Assets		Total Income
				  Series			  ($000's		Distributions
				Investing		  omitted)		($000's omitted)

I.  Investment company
    equity securities	            1              8,162         2,242


131.  Total expenses incurred by all series of Registrant during the current
      reporting period (000's omitted)      $8